Shareholder Fees - FidelityMichiganMunicipalIncomeFund-PRO	Mar. 01, 2024 USD ($)
FidelityMichiganMunicipalIncomeFund-PRO | Fidelity Michigan Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none